Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events [Abstract]
Subsequent event [Text Block]

34. Subsequent events

Normal course issuer bid

From January 1, 2022 to February 24, 2022, the Company purchased for cancellation a total of 347,492 common shares for $4.9 million (average acquisition price per share of $14.04) under its 2022 NCIB program.

Acquisition of Tintic by Osisko Development

On January 25, 2022, Osisko Development announced that it has entered into definitive agreements (together, the "Agreements") with IG Tintic LLC and Ruby Hollow LLC (together the "Vendors") to acquire 100% of Tintic Consolidated Metals LLC ("Tintic") (the "Transaction"). On completion of the Transaction, Osisko Development will acquire 100% ownership of the producing Trixie Mine ("Trixie"), as well as mineral claims covering more than 17,000 acres (including over 14,200 acres of which are patented) in Central Utah's historic Tintic Mining District.

Pursuant to the terms of the Transaction, Osisko Development will acquire 100% of Tintic from the Vendors for aggregate payments at closing totaling approximately US$177 million, of which approximately US$54 million will be paid in cash and approximately US$123 million will be paid by the issuance of 35,099,611 common shares of Osisko Development at a price of C$4.32 per share.

In addition, Osisko Development will pay the Vendors: (i) deferred payments of US$12.5 million payable in equal instalments annually over five years in cash or common shares at Osisko Development's election; (ii) two 1% NSR royalty grants, each with a 50% buyback right in favour of Osisko Development for US$7.5 million which is exercisable within 5 years; (iii) a right to receive the financial equivalent of 10% of the net smelter returns from stockpiled ore extracted from Trixie since January 1, 2018 and sitting on surface; (iv) the set-off of a US$5 million loan owed to Osisko Development; and (v) US$10 million contingent upon commencement of production at the Burgin Mine.

Osisko Bermuda has entered into a non-binding metals stream term sheet ("Stream") with a wholly-owned subsidiary of Osisko Development. The upfront cash payment under the Stream, of at least US$20 million and up to US$40 million, will be used by Osisko Development to fund a portion of the cash consideration payable on closing of the Transaction. In the event that the full amount of US$40 million is drawn, Osisko Development will deliver to Osisko Bermuda a maximum of 5% of all metals produced from the Tintic property up to a maximum of 53,400 ounces of refined gold and 4.0% thereafter.

The Transaction is expected to close in the second quarter of 2022, subject to satisfaction of regulatory approvals and customary closing conditions.

Non-brokered private placement by Osisko Development

On February 7, 2022, Osisko Development announced a non-brokered private placement ("Offering") of 31,500,000 subscription receipts of Osisko Development ("Subscription Receipts") at a price of US$3.50 per Subscription Receipt for aggregate gross proceeds of up to approximately US$110.3 million. Each Subscription Receipt issued pursuant to the Offering will entitle the holder thereof to receive, upon the satisfaction of the Escrow Release Condition (as defined below) and without payment of additional consideration, one unit of Osisko Development (each, a "Unit"). Each Unit will comprise of one common share in the capital of Osisko Development (each, a "Common Share") and one Common Share purchase warrant (each whole warrant, a "Warrant"), with each Warrant entitling the holder thereof to purchase one additional Common Share at a price of US$6.00 per Common Share for a period of five years following the date of issue. The gross proceeds of the Offering will be held in escrow pending, among other things, the completion of the listing of the Common Shares on the New York Stock Exchange ("Escrow Release Condition"), which is contingent upon Osisko Development meeting the listing requirements of the New York Stock Exchange ("NYSE") and may involve, among other things, a consolidation of the Common Shares. If the Escrow Release Condition is met, Osisko Development anticipates that the proceeds of the Offering will be used to advance the development of Osisko Development's mineral assets and for general corporate purposes. The Offering is subject to regulatory approvals.

"Bought deal" private placement by Osisko Development

On February 9, 2022, Osisko Development announced a "bought deal" private placement for an aggregate of 20,225,000 subscription receipts of Osisko Development (the "Bought Deal Subscription Receipts") and/or units of Osisko Development (the "Bought Deal Units" and, together with the Bought Deal Subscription Receipts, the "Offered Securities") at a price of $4.45 per Offered Security (the "Issue Price"), for aggregate gross proceeds of $90.0 million (the " Bought Deal Offering"). Each Bought Deal Unit will be comprised of one Common Share of Osisko Development and one common share purchase warrant (each, a "Bought Deal Warrant"), with each Bought Deal Warrant entitling the holder thereof to purchase one additional Common Share at a price of $7.60 per Common Share for a period of 60 months following the closing date of the Bought Deal Offering. Each Bought Deal Subscription Receipt will entitle the holder thereof to receive, upon the satisfaction of the escrow release condition (as defined below), and without payment of additional consideration, one Bought Deal Unit. Osisko Development has granted the Underwriters an option, exercisable in whole or in part up to 48 hours prior to the closing of the Bought Deal Offering, to purchase up to an additional aggregate amount of 3,033,750 Bought Deal Subscription Receipts and/or Bought Deal Units at the Issue Price, for additional gross proceeds of up to $13.5 million. The gross proceeds from the sale of the Bought Deal Subscription Receipts, net of expenses of the underwriters and 50% of the commissions payable to the underwriters in respect of the Bought Deal Subscription Receipts, will be placed into escrow and will be released immediately prior to the completion of Osisko Development's proposed acquisition of Tintic. If the escrow release condition is not satisfied prior to the date that is 90 days from the closing of the Bought Deal Offering, the escrowed proceeds of the Bought Deal Offering will be returned to the holders of the Bought Deal Subscription Receipts. Osisko Development intends to use the net proceeds of the Bought Deal Offering to advance the development of the company's mineral assets, including the Cariboo gold project, the San Antonio gold project and properties held by Tintic assuming the completion of the Tintic Acquisition, and for general corporate purposes. The closing date of the Bought Deal Offering is expected to occur on or about March 2, 2022, and is subject to certain customary conditions.

Warrants

On February 18, 2022, a total of 5,480,000 Osisko warrants expired unexercised.

Dividend

On February 24, 2022, the Board of Directors declared a quarterly dividend of $0.055 per common share payable on April 14, 2022 to shareholders of record as of the close of business on March 31, 2022.